Property, Equipment and Software, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Equipment and Software

At March 31, 2017 and December 31, 2016, property and equipment consists of the following:

	March 31, 2017	December 31, 2016
Computer equipment	$99,556	$99,556
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	7,112
	$127,971	$127,971
Less accumulated depreciation and amortization	110,222	108,649
Total	$17,749	$19,322

At December 31, 2016 and 2015, property and equipment consists of the following:

	2016	2015
Computer equipment	$99,556	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	35,897
	127,971	168,396
Less accumulated depreciation and amortization	108,649	139,885

Total	$19,322	$28,511

LendingClub Corp [Member]
Property, Equipment and Software

Property, equipment and software, net, consist of the following:

	March 31, 2017	December 31, 2016
Internally developed software (1)	$86,238	$75,202
Leasehold improvements	22,802	22,637
Computer equipment	18,794	18,080
Purchased software	7,284	7,598
Furniture and fixtures	6,832	6,827
Construction in progress	777	707
Total property, equipment and software	142,727	131,051
Accumulated depreciation and amortization	(50,437)	(41,788)
Total property, equipment and software, net	$92,290	$89,263

(1)	Includes $12.6 million and $7.4 million in development in progress as of March 31, 2017 and December 31, 2016, respectively.

Property, equipment and software, net, consist of the following:

December 31,	2016	2015
Internally developed software (1)	$75,202	$40,709
Leasehold improvements	22,637	11,559
Computer equipment	18,080	14,076
Purchased software	7,598	5,336
Furniture and fixtures	6,827	5,086
Construction in progress	707	2,870
Total property, equipment and software	131,051	79,636
Accumulated depreciation and amortization	(41,788)	(23,706)
Total property, equipment and software, net	$89,263	$55,930

(1)	Includes $7.4 million and $459 thousand in construction in progress as of December 31, 2016 and 2015, respectively.